SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.                        SUBSEQUENT EVENTS

In November 2012, the Group entered into a subscription and contribution agreement with Giosis Pte. Ltd (“Giosis”) to form a joint venture, Giosis Mecoxlane Ltd. (“Giosis Mecoxlane”), to operate an online marketplace in China on the M18.com website. The capital contributions by Giosis and the Company to Giosis Mecoxlane were $15 million and $5 million in cash, respectively. The Company recorded this capital contribution in advances to suppliers and prepaid expenses as of December 31, 2012. The Group also contributed certain non-cash assets, including the domain name of M18.com and certain trademarks and intangible assets. Giosis holds 60% and the Company holds 40% of the outstanding equity interests of Giosis Mecoxlane. The transaction was approved by the extraordinary general meeting on December 19, 2012. Since January 1, 2013, Giosis Mecoxlane operates and manages the M18.com website which was transformed to be an open marketplace platform to attract a number of competing and independent sellers and brands. The Group will account for its investment in Giosis Mecoxlane under the equity method.

On January 30, 2013, the Board of Directors of the Group approved a share option exchange program that offered certain eligible directors and employees the right to exchange unexercised vested outstanding share options to purchase its ordinary shares granted under the 2008 and 2010 Share Incentive Plans for its restricted shares at certain applicable ratio. These replacement restricted shares are subject to a vesting schedule of one hundred percent (100%) being vested on a pro-rata basis at the calendar quarter-end of each of the four (4) quarters after the grant date. As of February 28, 2013, a total of 36 directors and employees tendered options to purchase an aggregate of 47,850,654 ordinary shares in exchange for an aggregate of 43,745,154 restricted shares. The Company is currently in the process of calculating the impact due to such modification. .

On February 1, 2013, the Company effected a change of the ADS to ordinary share ratio from one ADS representing seven ordinary shares to one ADS representing thirty-five ordinary shares. The ratio change has the same effect as a one-for-five ADS consolidation. The ADS numbers in these consolidated financial statements have been retrospectively adjusted to reflect the ratio change.